Note 17 - Deferred Income Tax and Social Contribution (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of the applied rates for deferred income and social contribution [text block]
Central America and the Caribbean	from 23%	to	31%
Latin America (i)	from 14%	to	30%
Canada		26%

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
	2018			2017
	Assets	Liabilities	Net	Assets	Liabilities	Net
Investment securities	10.0	–	10.0	39.0	–	39.0
Intangible	–	(1,031.1)	(1,031.1)	–	(719.5)	(719.5)
Employee benefits	614.8	–	614.8	631.1	–	631.1
Trade payables	1,807.8	(271.9)	1,535.9	1,382.4	(314.2)	1,068.2
Trade receivable	41.3	(2.3)	39.0	52.3	–	52.3
Derivatives	18.7	(304.2)	(285.5)	6.8	(5.8)	1.0
Interest-Bearing Loans and Borrowings	2.5	(78.5)	(76.0)	–	–	–
Inventories	266.7	(44.8)	221.9	248.7	(18.1)	230.6
Property, plant and equipment	109.6	(1,386.4)	(1,276.8)	–	(920.5)	(920.5)
Withholding tax over undistributed profits and royalties	–	(863.8)	(863.8)	–	(788.6)	(788.6)
Investments in joint ventures	–	(421.6)	(421.6)	–	(421.6)	(421.6)
Loss carryforwards	791.0	–	791.0	501.0	–	501.0
Provisions	363.1	(24.0)	339.1	347.3	(39.7)	307.6
Other items	50.6	(54.6)	(4.0)	–	(30.5)	(30.5)
Gross deferred tax assets / (liabilities)	4,076.1	(4,483.2)	(407.1)	3,208.6	(3,258.5)	(49.9)
Netting by taxable entity	(2,058.6)	2,058.6	–	(929.3)	929.3	–
Net deferred tax assets / (liabilities)	2,017.5	(2,424.6)	(407.1)	2,279.3	(2,329.2)	(49.9)

Disclosure of the realization of deferred tax assets and liabilities [text block]
	2018
Deferred taxes not related to tax losses	to be realized until 12 months	to be realized after 12 months	Total

Investment securities	–	10.0	10.0
Intangible	0.6	(1,031.7)	(1,031.1)
Employee benefits	61.2	553.6	614.8
Trade payables	(208.6)	1,744.5	1,535.9
Trade receivable	35.0	4.0	39.0
Derivatives	(302.3)	16.8	(285.5)
Interest-bearing loans and borrowings	(20.6)	(55.4)	(76.0)
Inventories	215.0	6.9	221.9
Property, plant and equipment	(82.8)	(1,194.0)	(1,276.8)
Withholding tax over undistributed profits and royalties	(72.2)	(791.6)	(863.8)
Investments in joint ventures	–	(421.6)	(421.6)
Provisions	215.8	123.3	339.1
Other items	(1.4)	(2.6)	(4.0)
Total	(160.3)	(1,037.8)	(1,198.1)

Disclosure of deferred tax realization related to tax losses [text block]
Deferred tax related to tax losses	2018
2019	255.0
2020	69.5
2021	50.8
2022	25.6
2023	40.8
2024 à 2026	271.3
2027 à 2029 (i)	78.0
Total	791.0

Disclosure of the reconciliation of changes in deferred tax liability (asset) [text block]
At December 31, 2016	(61.5)
Full recognition of actuarial gains/(losses)	40.2
Investment hedge in foreign operations	(262.7)
Investment hedge - put option of a subsidiary interest	(31.8)
Cash flow hedge - gains/(losses)	(269.2)
Gains/(losses) on translation of other foreign operations	136.1
Recognized in other comprehensive income	(387.4)
Recognized in income statement	253.0
Changes directly in balance sheet	146.0
Recognized in deferred tax	35.4
Recognized in other group of balance sheet	110.6
At December 31, 2017	(49.9)
Full recognition of actuarial gains/(losses)	(3.5)
Investment hedge in foreign operations	34.5
Investment hedge - put option of a subsidiary interest	44.1
Cash flow hedge - gains/(losses)	(118.3)
Gains/(losses) on translation of other foreign operations	283.4
Recognized in other comprehensive income	240.2
Recognized in income statement	43.9
Changes directly in balance sheet	(641.3)
Recognized in deferred tax	(652.1)
Recognized in other group of balance sheet	10.8
At December 31, 2018	(407.1)